STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF OUTSTANDING WARRANT

As of September 30, 2023, outstanding warrants to purchase shares of common stock are as follows:

	Shares Underlying Outstanding
Reference	Warrants	Exercise Price	Description	Classification
(a)	63,659	$2,400.00 - 2,760.00	LACQ warrants	Equity
(b)	4,608	$3.64	Share subscription facility	Equity
(c)	4,512	$3.64	2021 Notes	Liability
(d)	38,894	$3.64	2022 Notes	Liability
(e)	549,987	$3.64 - 16.80	Public offering	Equity
(f)	318,451	$8.58 - 12.60	Public offering	Equity
(g)	3,727,813	$3.64 - 4.86	Public offering	Equity
(h)	222,072	$0.0001	Public offering	Equity
	4,929,996

a)

On June 30, 2021, as a result of the Business Combination, the Company assumed a total of 78,751 warrants previously issued by LACQ (subsequently in December 2022 and August 2023, 7,782 and 7,310 warrants, respectively, were cancelled). The warrants provide holders the right to purchase common stock at a strike price between $2,400.00 and $2,760.00 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 41,666 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 21,993 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.

On August 3, 2021, the Company entered into an agreement with an existing warrant holder to reduce the price of 2,083 warrants issued on June 30, 2021 from $2,760.00 to $2,400.00.

b)	On July 2, 2021, upon public listing of the Company’s shares, the Company issued 4,608 three-year warrants to purchase common stock pursuant to the share subscription facility. The grant date fair value of the warrants, based on the $3,477.60 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.

The warrants have been subject to multiple exercise price reductions as required by a down round adjustment feature of the warrant, due to common stock issued at a price below the then current exercise price. The adjustments have progressed from the original exercise price of $2,402.40 per share to the current exercise price at September 30, 2023 of $3.64 per share. The difference in fair value of the existing warrant prior to the adjustment and the value of the warrant after (utilizing a Black-Scholes model) is reflected on the consolidated statement of operations as a deemed dividend.

c)	On September 24, 2021 and November 5, 2021, the Company issued 1,504 and 3,008 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $1,831.20 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the exercise price) and expire on September 23, 2026. As a result of the issuance of the 2022 Notes in July 2022, the exercise price of these warrants was adjusted down to $187.20. On May 12, 2023, in exchange for $0.125 per outstanding warrant, the Company amended the warrants to reduce their exercise price to $3.64.

d)	On July 1, 2022 and August 9, 2022, the Company issued 19,447 warrants each in connection with the issuance of the 2022 Notes. The warrants were immediately exercisable with an exercise price of $170.04 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on June 29, 2027 and August 8, 2027, respectively. As a result of the issuance of shares and warrants in connection with the December public offering, the exercise price of these warrants was adjusted down to $24.07. On May 12, 2023, in exchange for $0.125 per outstanding warrant, the Company amended the warrants to reduce their exercise price to $3.64.

e)	On December 9, 2022, the Company issued 549,987 equity classified warrants in connection with a public offering. The warrants were immediately exercisable with an exercise price of $16.80 and expire on December 9, 2027. On May 12, 2023, in exchange for $0.125 per applicable warrant, the Company amended 166,667 of these warrants to reduce their exercise price to $3.64.

f)	On February 6, 2023, the Company issued 318,451 equity classified warrants in connection with a public offering. The warrants were immediately exercisable with an exercise price of $8.58 - $12.60 and expire on February 2, 2028, and August 7, 2028.

(g)	On May 12, 2023, the Company issued 3,727,813 equity classified warrants (series A-1, A-2 and placement agent warrants) in connection with a public offering. The warrants were immediately exercisable with an exercise price of $3.64 - $4.86 and expire on November 12, 2024, May 10, 2028, and May 12, 2028.

(h)	On May 12, 2023 the Company also issued 1,451,876 pre-funded warrants in connection with a public offering, 885,000 pre-funded warrants were exercised in connection with the closing of the public offering, 344,804 were exercised between the closing date and September 30, 2023. As of September 30, 2023, 222,072 pre-funded warrants remain outstanding. The pre-funded warrants are immediately exercisable with an exercise price of $0.0001.

On December 31, 2022, outstanding warrants to purchase shares of common stock are as follows:

Reference	Shares Underlying Outstanding Warrants	Exercise Price	Description	Classification
(a)	70,969	$2,400.00 – 2,760.00	LACQ warrants	Equity
(b)	4,608	$8.58	Share subscription facility	Equity
(c)	4,512	$187.20	2021 Notes	Liability
(d)	38,894	$24.07	2022 Notes	Liability
(e)	549,987	$16.80	Public offering	Equity
	668,970

a)	On June 30, 2021, as a result of the Closing, the Company assumed a total of 78,751 warrants previously issued by LACQ (subsequently in December 2022, 7,782 warrants were cancelled). The warrants provide holders the right to purchase common stock at a strike price of between $2,400.00 and $2,760.00 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 41,666 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 29,303 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.

On August 3, 2021, the Company entered into an agreement with an existing warrant holder to reduce the price of 2,083 warrants issued on June 30, 2021 from $2,760.00 to $2,400.00, resulting in an incremental increase in their fair value of $56,590, recognized in general and administrative expense.

b)	On July 2, 2021, upon public listing of the Company’s shares, the Company issued 4,608 warrants to purchase common stock pursuant to the share subscription facility. The warrants have a three-year life and an exercise price of $2,402.40 per share. The grant date fair value of the warrants, based on the $3,477.60 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

The warrants have been subject to multiple exercise price reductions as required by a down round adjustment feature of the warrant, due to common stock issued at a price below the then current exercise price (primarily the result of the conversions of the 2021 Notes and the 2022 Notes). The adjustments have progressed from the original exercise price of $2,402.40 per share to the current exercise price at December 31, 2022 of $16.80 per share. The difference in fair value of the existing warrant prior to the adjustment and the value of the warrant after (utilizing a Black-Scholes model) is reflected on the consolidated statement of operations as a deemed dividend.

c)	On September 24, 2021 and November 5, 2021, the Company issued 1,504 and 3,008 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $1,831.20 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on September 23, 2026. As a result of the issuance of the 2022 Notes in July 2022, the exercise price of these warrants was adjusted down to $187.20.

d)

On July 1, 2022 and August 9, 2022, the Company issued 19,447 warrants each in connection with the issuance of the 2022 Notes. The warrants were immediately exercisable with an exercise price of $170.04 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on June 29, 2027 and August 8, 2027, respectively.

e)	On December 9, 2022, the Company issued 549,987 equity classified warrants in connection with the public offering. The warrants were immediately exercisable with an exercise price of $16.80 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on December 9, 2027.

SCHEDULE OF WARRANTS FAIR VALUE ESTIMATION ASSUMPTIONS

The fair value of each warrant issued has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the warrants issued for the periods presented were as follows:

	Stock price	Exercise price	Expected term (years)	Volatility	Risk free rate
(a) LACQ warrants (grant date varies)	$3,477.60	$2,400.00 - 2,760.00	3.00	110.0%	0.5%
(b) Share subscription facility (grant date 7/2/21)	$3,477.60	$2,402.40	3.00	110.0%	0.5%
(b) Share subscription facility (remeasurement date varies)	$3.53- 116.64	$3.64 - 201.60	1.15 - 1.47	91.25% - 96.0%	3.9%-4.12%
(c) Liability classified warrants (grant date 9/24/21)	$1,077.60	$1,831.20	5.00	94.1%	1.0%
(c) Liability classified warrants (grant date 11/5/21)	$540.00	$1,831.20	5.00	94.1%	1.0%
(c) Liability classified warrants (remeasured at 9/30/23)	$1.36	$3.64	3.00 - 3.10	95.8% - 97.0%	4.8%
(d) Liability classified warrants (grant date 7/1/22)	$136.80	$170.04	5.00	98.9%	2.9%
(d) Liability classified warrants (grant date 8/9/22)	$127.20	$170.04	5.00	102.8%	3.0%
(d) Liability classified warrants (remeasured at 9/30/23)	$1.36	$3.64	3.75 - 3.86	98.9% - 101.5%	4.7%

The fair value of each warrant issued has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the warrants issued for the periods presented were as follows:

	Stock price	Exercise price	Expected term (years)	Volatility	Risk free rate
(a) LACQ warrants (grant date varies)	3,477.60	2,400.00 - 2,760.00	3.00	110.0%	0.5%
(b) Share subscription facility (grant date 7/2/21)	3,477.60	2,402.40	3.00	110.0%	0.5%
(b) Share subscription facility (remeasurement date varies)	14.40 - 1,029.60	16.80 - 1,080.00	1.56 - 2.49	108.2% - 125.3%	1.0% - 4.5%
(c) Liability classified warrants (grant date 9/24/21)	1,077.60	1,831.20	5.00	94.1%	1.0%
(c) Liability classified warrants (grant date 11/5/21)	540.00	1,831.20	5.00	94.1%	1.0%
(c) Liability classified warrants (remeasured at 12/31/22)	9.36	187.20	3.75 - 3.85	140.9% - 141.1%	4.2%
(d) Liability classified warrants (grant date 7/1/22)	136.80	170.04	5.00	98.9%	2.9%
(d) Liability classified warrants (grant date 8/9/22)	127.20	170.04	5.00	102.8%	3.0%
(d) Liability classified warrants (remeasured at 12/31/22)	9.36	24.12	4.50 - 4.61	138.0% - 139.4%	4.0%